Summary Prospectus FundX Sustainable Impact Fund March 10, 2017

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.upgraderfunds.com/how-invest.  You may also obtain this information at no cost by calling 1-866-455-FUND [3863] or by sending an e-mail to issue@fundx.com.  The Fund’s Prospectus and Statement of Additional Information, both dated March 10, 2017, are incorporated by reference into this Summary Prospectus.

Investment Objective
The FundX Sustainable Impact Fund (the “Sustainable Impact Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Sustainable Impact Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Sustainable Impact Fund.

FundX Sustainable Impact Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses(1)	0.70%
Acquired Fund (Underlying Fund) Fees and Expenses(1)	0.48%
Total Annual Fund Operating Expenses	2.18%
Fee Waiver and/or Expense Reimbursement	-0.35%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.83%

(1)	Other Expenses and Acquired Fund (Underlying Fund) Fees and Expenses are based on estimated amounts for the current fiscal year.
(2)	FundX Investment Group, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Sustainable Impact Fund’s expenses (excluding Acquired Fund Fees and Expenses, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Sustainable Impact Fund to 1.35% of the Sustainable Impact Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect at least until January 31, 2019. A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made within the prior three years if the aggregate amount actually paid by the Sustainable Impact Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or reimbursement. To the extent that the Sustainable Impact Fund incurs expenses excluded from the Expense Cap, net operating expenses of the Sustainable Impact Fund may be higher than the Expense Cap. The Expense Cap may be terminated at any time after January 31, 2019, by the Trust’s Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board.

Example
This Example is intended to help you compare the cost of investing in the Sustainable Impact Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Sustainable Impact Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Sustainable Impact Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
FundX Sustainable Impact Fund	$186	$613

Portfolio Turnover
As a fund-of-funds, the Sustainable Impact Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”).  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Sustainable Impact Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Sustainable Impact Fund’s performance.  As the Sustainable Impact Fund is new, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies
The Sustainable Impact Fund is a fund-of-funds, which invests in mutual funds and ETFs (“Underlying Funds”).  Sustainable impact investing incorporates non-financial performance indicators that measure a company’s management of risks associated with environmental sustainability, social concerns, and corporate governance (“ESG Factors”) in an effort to generate long-term competitive investment performance and positive societal impact.  These ESG Factors include, but are not limited to:

Environmental	Social	Governance
• climate change	• working conditions, wage policies	• executive pay
• carbon footprint	• corporate diversity policies	• accountability
• resource exploitation	• racial and gender diversification	• bribery and corruption
• pollution and waste	• human rights and child labor policies	• political lobbying and donations
• deforestation	• employee relations	• board diversity and structure
• water usage	• effect on local communities	• tax strategies
• renewable energy	• health and safety
• conservation

The Sustainable Impact Fund seeks to invest substantially all and, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in sustainable impact investments.  Sustainable impact investments are the following:

•	Underlying Funds that self-identify as socially responsible impact (“SRI”) funds or environmental, social and governance (“ESG”) funds (collectively, “ESG Funds”); and

•	Underlying Funds that have an above-average ESG rating (“ESG Rating”), as calculated by the Advisor using Morningstar Portfolio Sustainability Scores, as described below.

ESG Funds

The Advisor employs a process of assessing Underlying Funds that self-identify as ESG Funds.  The Advisor reviews an Underlying Fund’s policies, actions and effectiveness with respect to the Underlying Fund’s use of proxy votes and access to corporate management.  The Advisor evaluates how an Underlying Fund uses proxy votes and access to corporate management to improve resource utilization, reign in excessive executive compensation, address climate change and other environmental, social and governance concerns.  This process may include interviews with an Underlying Fund’s management and an examination of an Underlying Fund’s proxy voting records, prospectus and other published reports.  The Advisor approves a select group of these ESG Funds for potential inclusion in the Sustainable Impact Fund’s portfolio regardless of their ESG Rating.

ESG Rating

Morningstar, an independent investment research firm specializing in mutual fund analysis, provides the Advisor with Morningstar Portfolio Sustainability Scores on a monthly basis.  The Advisor uses the data provided by Morningstar to screen Underlying Funds and identify those that have a base currency in U.S. dollars and have an above-average ESG Rating as calculated by the Advisor using Morningstar Portfolio Sustainability Scores.  The Advisor uses the data provided by Morningstar to perform a calculation to determine which Underlying Funds have an above-average ESG Rating.

The Morningstar Portfolio Sustainability Score is calculated based on company-level environmental, social and governance (“ESG”) scores and company involvement in ESG related controversies.  Morningstar’s methodology incorporates ESG scores on more than 6,500 companies globally, which are evaluated based on ESG Factors such as those described above.  In addition, Morningstar considers ESG related controversial incidents on more than 10,000 companies globally.

The Morningstar Portfolio Sustainability Score is calculated as follows:

      Morningstar Portfolio Sustainability Score = Portfolio ESG Score – Portfolio Controversy Deduction

To receive a portfolio controversy score, at least 50% of an Underlying Fund’s portfolio assets under management must have a company controversy score.  These ESG related controversies may include environmental grievances, discriminatory behavior, fraud or other business related scandals.  To receive a portfolio ESG score by Morningstar, at least 50% of an Underlying Fund’s portfolio assets under management must have a company-level ESG score.  The company-level ESG score reflects how well a company is addressing ESG risks specific to its business.  For example, a company may be evaluated based on how it addresses a changing regulatory environment, measures and manages its carbon footprint, controls executive compensation, and/or monitors and encourages diversity among firm leadership.

The Advisor will periodically evaluate Morningstar’s services in relation to other third-party data providers’ services.  The Advisor may determine it is appropriate to change its current third-party data provider when the Advisor becomes aware that an alternative provider can offer sustainability data that is either more timely, has more comprehensive coverage, offers more effective analysis or offers substantially better pricing for comparable service.

Upgrading Strategy

Underlying Funds that meet one of the two selection criteria described above, are then further considered for investment in the portfolio of the Sustainable Impact Fund based on the Advisor’s Upgrading process.  The Advisor applies a performance-and risk-based ranking system to Underlying Funds and selects investments for the Sustainable Impact Fund based on these rankings.  The Advisor first classifies Underlying Funds by risk, separating the most aggressive Underlying Funds from the most conservative Underlying Funds.  Next, the Advisor ranks Underlying Funds by recent returns and invests in top performers.  Underlying Funds that are no longer top performers or fail to maintain an above-average ESG Rating are sold and replaced with other top performing Underlying Funds.  The Advisor to the Sustainable Impact Fund calls this process Upgrading and believes that this process will help the Sustainable Impact Fund adapt to changing markets.  The Advisor’s Underlying Fund rankings are updated monthly.

The Advisor has constructed several risk classes for Underlying Funds in which it invests.  These are: Sector Equity Underlying Funds, Aggressive Equity Underlying Funds, Core Equity Underlying Funds, Total Return Underlying Funds and Bond Underlying Funds.  Sector Equity Underlying Funds include international funds that may concentrate in a particular country or region, including emerging markets. These funds may use investing techniques such as short positions or use of derivative instruments such as options or futures in ways that may lead to increased volatility.  Aggressive Equity Underlying Funds include equity funds invested in small- or mid-sized companies.  Many of these funds may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings.  Core Equity Underlying Funds include international (foreign) or global (foreign and domestic) funds, which tend to invest in larger companies in mature economies (e.g., Europe & Japan).  Total Return Underlying Funds may employ a wide variety of investment strategies and some of these funds may use derivative instruments such as futures, put options or short selling to a limited extent to lessen volatility.  Bond Underlying Funds have a primary objective of current income and preservation of capital.

Principal Risks
An investment in the Sustainable Impact Fund entails risk.  The Sustainable Impact Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Sustainable Impact Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Sustainable Impact Fund.  The following risks could affect the value of your investment:

•
Sustainable Impact Investing Policy (ESG Factors) Risk – The Sustainable Impact Fund’s sustainable impact investment policy, which incorporates an analysis of environmental, social and corporate governance factors, could cause the Sustainable Impact Fund to perform differently compared to similar funds that do not have such a policy.  This sustainable impact investment policy, which involves screening Underlying Funds using Morningstar Portfolio Sustainability Scores, may result in the Sustainable Impact Fund foregoing opportunities to buy certain Underlying Funds when it might otherwise be advantageous to do so, or selling its holdings in certain Underlying Funds for sustainable impact investment reasons when it might be otherwise disadvantageous for it to do so.  The Advisor monitors an Underlying Fund’s holdings based on the latest publicly available information.  The delay in obtaining public information regarding an Underlying Fund’s holdings could result in the Sustainable Impact Fund holding an Underlying Fund that no longer meets the Sustainable Impact Fund’s environmental, social and corporate governance investment criteria.

•
General Market Risk – General market risk is the risk that the value of the Sustainable Impact Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Third-Party Data Risk – The Sustainable Impact Fund’s investment process will depend upon the use of Morningstar Portfolio Sustainability Scores that are provided to the Advisor by an independent third-party source.  There is no guarantee that the Morningstar Portfolio Sustainability Scores will be accurate.  There is a risk that the Sustainable Impact Fund may at times hold Underlying Funds that do not meet the Advisor’s threshold for ESG Ratings.  The Sustainable Impact Fund’s performance may be negatively impacted in certain markets as a result of its reliance on Morningstar Portfolio Sustainability Scores and ESG Ratings.  The Morningstar Portfolio Sustainability Scores provided by Morningstar may be based on less than 100% of an Underlying Fund’s portfolio holdings.  There is a risk that portfolio holdings of an Underlying Fund that are not incorporated into available Morningstar Portfolio Sustainability Scores may not meet the Sustainable Impact Fund’s sustainable investment policy.  There can be no assurance that reliance on any particular Underlying Fund’s Morningstar Portfolio Sustainability Score will be profitable for the Sustainable Impact Fund.

•
Management Risk – Management risk describes the Sustainable Impact Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Sustainable Impact Fund.

•
Foreign Securities Risk – The Underlying Funds held by the Sustainable Impact Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.
•
Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•
Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•
Short Sales Risk – The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

•	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
•
Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting those Underlying Funds to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

•
ETF Trading Risk – Because the Sustainable Impact Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Sustainable Impact Fund’s ability to sell its shares of an ETF.

•
Portfolio Turnover Risk – To the extent the Sustainable Impact Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to the Sustainable Impact Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

•
Upgrading Strategy Risk – The Sustainable Impact Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Sustainable Impact Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Underlying Funds Risk – The risks associated with the Sustainable Impact Fund include the risks related to each Underlying Fund in which the Sustainable Impact Fund invests.  Although the Sustainable Impact Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.  The Sustainable Impact Fund must also pay its pro rata portion of an investment company’s fees and expenses.

Performance
Since the Sustainable Impact Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not available.  Performance information will be available after the Sustainable Impact Fund has been in operation for one calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Sustainable Impact Fund by comparing it against a broad measure of market performance.

Investment Advisor
FundX Investment Group, LLC is the investment advisor to the Sustainable Impact Fund.

Portfolio Managers
Name	Title	Managed the Sustainable Impact Fund Since
Janet Brown	President and Portfolio Manager	2017 (the Sustainable Impact Fund’s inception)
Jason Browne	Chief Investment Officer and Portfolio Manager	2017 (the Sustainable Impact Fund’s inception)
Bernard Burke	Principal and Portfolio Manager	2017 (the Sustainable Impact Fund’s inception)
Avani Desai	Portfolio Manager	2017 (the Sustainable Impact Fund’s inception)
Martin DeVault	Principal and Portfolio Manager	2017 (the Sustainable Impact Fund’s inception)
Sean McKeon	Principal and Portfolio Manager	2017 (the Sustainable Impact Fund’s inception)

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Sustainable Impact Fund shares on any business day by written request via mail (FundX Sustainable Impact Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-866-455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial and subsequent investment amounts are shown in the table below.

Minimum Investments
	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information
The Sustainable Impact Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Sustainable Impact Fund through a broker-dealer or other financial intermediary (such as a bank), the Sustainable Impact Fund and its related companies may pay the intermediary for the sale of Sustainable Impact Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Sustainable Impact Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.